Note 19 - Share-based Compensation - Information about Share Options Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted-average grant-date fair value per share of options granted (in CNY per share)
Total intrinsic value of options exercised	¥ 270,419	¥ 6,406	¥ 17,399
Total fair value of share options vested		¥ 13,631	¥ 38,178